Schedule of Investments
May 31, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–160.68%(a)
Pennsylvania–149.82%
Allegheny (County of), PA; Series 2016 C-76, GO Bonds (b)	5.00%	11/01/2041	$10,410	$ 12,614,109
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University); Series 2008 A, Ref. VRD RB(c)	0.02%	12/01/2037	675	675,000
Allegheny (County of), PA Higher Education Building Authority (Chatham University); Series 2012 A, RB	5.00%	09/01/2035	3,000	3,030,930
Allegheny (County of), PA Higher Education Building Authority (Duquesne University);
Series 2011 A, RB(d)(e)	5.50%	03/01/2021	1,600	1,663,280
Series 2013 A, RB	5.00%	03/01/2033	1,600	1,701,632
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue);
Series 2018 A, Ref. RB	5.00%	04/01/2047	1,000	1,120,470
Series 2018 A, Ref. RB(b)(f)	5.00%	04/01/2047	7,885	8,834,906
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center);
Series 2007 A-1, RB (67% of 3 mo. USD LIBOR + 0.82%)(g)	1.28%	02/01/2037	2,000	1,927,980
Series 2019 A, Ref. RB	4.00%	07/15/2038	1,415	1,540,001
Series 2019 A, Ref. RB	4.00%	07/15/2039	2,250	2,441,812
Allegheny (County of), PA Industrial Development Authority (Propel Charter School-McKeesport); Series 2010 B, RB	6.37%	08/15/2035	1,215	1,221,026
Allegheny (County of), PA Sanitary Authority; Series 2015, Ref. RB(b)	5.00%	12/01/2045	7,880	9,277,597
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (City Center); Series 2018, RB(h)	5.00%	05/01/2042	500	500,625
Berks (County of), PA Industrial Development Authority (Highlands at Wyomissing (The));
Series 2017 A, Ref. RB	5.00%	05/15/2042	500	498,665
Series 2017 A, Ref. RB	5.00%	05/15/2047	600	589,524
Series 2017 C, RB	5.00%	05/15/2047	1,175	1,154,485
Berks (County of), PA Industrial Development Authority (Tower Health); Series 2017, Ref. RB	5.00%	11/01/2047	1,500	1,562,820
Berks (County of), PA Municipal Authority (Reading Hospital Medical Center); Series 2012 A, RB	5.00%	11/01/2044	3,500	3,560,935
Bethlehem (City of), PA;
Series 2014, Ref. RB (INS - BAM)(i)	5.00%	11/15/2030	1,575	1,745,888
Series 2014, Ref. RB (INS - BAM)(i)	5.00%	11/15/2031	1,575	1,745,888
Bucks (County of), PA Industrial Development Authority (Pennswood Village); Series 2018, Ref. RB	5.00%	10/01/2037	980	1,014,584
Butler (County of), PA General Authority (Hampton Township School District); Series 2007, VRD RB (INS - AGM)(c)(i)	0.12%	09/01/2027	1,000	1,000,000
Central Bradford Progress Authority (Guthrie Healthcare System); Series 2011, RB(d)(e)	5.38%	12/01/2021	3,600	3,872,736
Centre (County of), PA Hospital Authority (Mt. Nittany Medical Center);
Series 2011, RB(d)(e)	6.25%	11/15/2021	1,670	1,814,705
Series 2012 B, RB(d)(e)	5.00%	11/15/2022	1,000	1,115,550
Series 2016 A, Ref. RB	5.00%	11/15/2046	900	1,005,642
Chester (County of), PA Health & Education Facilities Authority (Simpson Senior Services); Series 2019, Ref. RB	5.00%	12/01/2051	2,625	2,275,324
Chester (County of), PA Industrial Development Authority (Avon Grove Charter School); Series 2017 A, Ref. RB	5.00%	12/15/2047	1,160	1,211,400
Chester (County of), PA Industrial Development Authority (Collegium Charter School); Series 2017 A, RB	5.25%	10/15/2047	2,555	2,440,664
Chester (County of), PA Industrial Development Authority (University Student Housing, LLC at West Chester University of Pennsylvania); Series 2013, RB	5.00%	08/01/2045	2,425	2,438,483
Clairton (City of), PA Municipal Authority; Series 2012 B, RB	5.00%	12/01/2037	2,000	2,156,900
Coatesville School District; Series 2010, GO Bonds (INS - AGM)(i)	5.00%	08/15/2030	2,650	2,669,769
Commonwealth Financing Authority;
Series 2010 B, RB	5.00%	06/01/2023	1,775	1,775,000
Series 2018, RB(b)(f)	5.00%	06/01/2031	3,500	4,264,470
Series 2018, RB(b)(f)	5.00%	06/01/2032	2,000	2,416,360
Series 2018, RB(b)(f)	5.00%	06/01/2033	2,000	2,400,480
Series 2018, RB(b)(f)	5.00%	06/01/2035	3,045	3,628,727
Cumberland (County of), PA Municipal Authority (Diakon Lutheran Ministries); Series 2015, Ref. RB	5.00%	01/01/2038	4,730	4,819,539
Cumberland (County of), PA Municipal Authority (Penn State Health); Series 2019, RB	4.00%	11/01/2044	2,000	2,172,580
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Dauphin (County of), PA General Authority (Pinnacle Health System); Series 2016 A, Ref. RB	5.00%	06/01/2035	$ 1,145	$ 1,307,899
Delaware (County of), PA Authority (Villanova University); Series 2015, RB	5.00%	08/01/2045	785	876,303
Delaware (County of), PA Industrial Development Authority (Covanta); Series 2015, Ref. RB	5.00%	07/01/2043	1,575	1,576,890
Delaware River Port Authority; Series 2013, RB	5.00%	01/01/2031	1,000	1,120,530
Delaware River Port Authority (Port District);
Series 2012, Ref. RB	5.00%	01/01/2025	2,175	2,269,939
Series 2012, Ref. RB	5.00%	01/01/2027	1,290	1,335,189
Delaware Valley Regional Financial Authority; Series 2002, RB	5.75%	07/01/2032	3,500	4,985,715
Doylestown (City of), PA Hospital Authority; Series 2019 A, RB	4.00%	07/01/2045	500	514,655
DuBois (City of), PA Hospital Authority (Penn Highlands Healthcare); Series 2018, Ref. RB	5.00%	07/15/2048	2,350	2,686,050
East Hempfield (Township of), PA Industrial Development Authority (Student Services, Inc. Student Housing at Millersville University of Pennsylvania);
Series 2013, RB	5.00%	07/01/2035	750	758,963
Series 2014, RB	5.00%	07/01/2039	750	757,335
East Hempfield (Township of), PA Industrial Development Authority (Student Services, Inc. Student Housing); Series 2013, RB	5.00%	07/01/2045	2,020	2,024,202
East Hempfield (Township of), PA Industrial Development Authority (Willow Valley Communities);
Series 2016, Ref. RB	5.00%	12/01/2030	790	876,284
Series 2016, Ref. RB	5.00%	12/01/2039	2,780	2,988,333
Franklin (County of), PA Industrial Development Authority (Chambersburg Hospital); Series 2010, RB(d)(e)	5.38%	07/01/2020	2,980	2,992,218
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.);
Series 2018, Ref. RB	5.00%	12/01/2053	3,380	2,877,293
Series 2019, RB	5.00%	12/01/2049	510	439,860
Fulton (County of), PA Industrial Development Authority (The Fulton County Medical Center); Series 2016, Ref. RB	5.00%	07/01/2040	4,375	4,468,275
Geisinger Authority (Geisinger Health System);
Series 2011 A-1, RB	5.13%	06/01/2041	1,500	1,545,120
Series 2017 A-1, Ref. RB	5.00%	02/15/2045	7,810	9,086,076
General Authority of Southcentral Pennsylvania (WellSpan Health Obligated Group); Series 2019 A, Ref. RB	5.00%	06/01/2049	2,750	3,335,612
Lancaster (City of), PA Industrial Development Authority (Willow Valley Communities); Series 2019, RB	5.00%	12/01/2049	1,545	1,681,161
Lancaster (County of), PA Hospital Authority (Brethren Village);
Series 2017, Ref. RB	5.13%	07/01/2037	700	658,574
Series 2017, Ref. RB	5.25%	07/01/2041	1,500	1,395,135
Lancaster (County of), PA Hospital Authority (Lancaster General Hospital); Series 2012, RB(d)(e)	5.00%	01/01/2022	2,000	2,149,100
Lancaster (County of), PA Hospital Authority (Landis Homes Retirement Community); Series 2015, Ref. RB	5.00%	07/01/2045	3,800	3,508,996
Lancaster (County of), PA Hospital Authority (Masonic Villages);
Series 2008 D, Ref. VRD RB (LOC - JP Morgan Chase Bank N.A.)(c)(j)	0.08%	07/01/2034	910	910,000
Series 2015, Ref. RB	5.00%	11/01/2035	790	854,472
Lancaster (County of), PA Hospital Authority (St. Annes Retirement Community, Inc.);
Series 2020, Ref. RB	5.00%	03/01/2040	375	355,148
Series 2020, Ref. RB	5.00%	03/01/2045	275	256,506
Series 2020, Ref. RB	5.00%	03/01/2050	375	345,098
Lancaster (County of), PA Solid Waste Management Authority; Series 2013 A, RB	5.25%	12/15/2030	1,000	1,162,670
Lehigh (County of), PA (Lehigh Valley Health Network);
Series 2019 A, RB	5.00%	07/01/2044	3,000	3,428,700
Series 2019, Ref. RB	4.00%	07/01/2049	3,500	3,645,950
Lehigh (County of), PA General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB	5.25%	07/01/2042	2,675	2,296,889
Lycoming (County of), PA Authority (Pennsylvania College of Technology); Series 2011, RB	5.00%	07/01/2030	4,250	4,451,407
Montgomery (County of), PA Higher Education & Health Authority (Holy Redeemer Health System); Series 2014, Ref. RB	5.00%	10/01/2027	1,460	1,624,863
Montgomery (County of), PA Higher Education & Health Authority (Philadelphia Presbytery Homes, Inc.); Series 2017, Ref. RB	5.00%	12/01/2047	4,915	4,849,925
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University); Series 2018 A, Ref. RB	5.00%	09/01/2048	980	1,096,620
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Montgomery (County of), PA Industrial Development Authority (ACTS Retirement-Life Communities, Inc.);
Series 2012, Ref. RB	5.00%	11/15/2027	$ 2,400	$ 2,465,976
Series 2012, Ref. RB	5.00%	11/15/2028	500	512,790
Montgomery (County of), PA Industrial Development Authority (Albert Einstein Healthcare); Series 2015, Ref. RB	5.25%	01/15/2045	3,150	3,325,518
Montgomery (County of), PA Industrial Development Authority (Meadwood Senior Living); Series 2018 A, Ref. RB	5.00%	12/01/2048	1,270	1,189,533
Montgomery (County of), PA Industrial Development Authority (Philadelphia Presbytery Homes, Inc.); Series 2010, RB(d)(e)	6.62%	12/01/2021	3,905	4,275,545
Montgomery (County of), PA Industrial Development Authority (Waverly Heights Ltd.); Series 2019, Ref. RB	5.00%	12/01/2044	1,000	1,042,450
Northampton (County of), PA General Purpose Authority (LaFayette College); Series 2017, Ref. RB	5.00%	11/01/2047	3,865	4,542,882
Northampton (County of), PA General Purpose Authority (St. Luke’s University Health Network);
Series 2016, Ref. RB	5.00%	08/15/2036	1,170	1,336,608
Series 2018 A, Ref. RB	4.00%	08/15/2048	2,355	2,525,737
Northampton (County of), PA Industrial Development Authority (Morningstar Senior Living, Inc.);
Series 2012, RB	5.00%	07/01/2032	740	712,043
Series 2012, RB	5.00%	07/01/2036	1,000	928,880
Series 2019, Ref. RB	5.00%	11/01/2039	500	450,505
Series 2019, Ref. RB	5.00%	11/01/2044	950	827,916
Series 2019, Ref. RB	5.00%	11/01/2049	1,050	895,461
Northeastern Pennsylvania (State of) Hospital & Education Authority (Kings College); Series 2019, RB	5.00%	05/01/2049	3,200	3,331,424
Pennsylvania (Commonwealth of);
First Series 2013, GO Bonds(b)	5.00%	04/01/2028	15,000	17,022,000
Series 2018 A, Ref. COP	4.00%	07/01/2046	1,960	2,194,298
Pennsylvania (Commonwealth of) (Municipal Real Estate Funding, LLC); Series 2018 A, Ref. COP	5.00%	07/01/2043	2,160	2,607,595
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Philadelphia Biosolids Facility); Series 2009, RB	6.25%	01/01/2032	1,895	1,927,689
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Trustees of the University of Pennsylvania); Series 2017, RB(b)	5.00%	08/15/2046	7,800	9,287,538
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2011 B, RB(b)	5.00%	12/01/2041	11,000	11,763,180
Series 2017 A, RB(b)(f)	5.50%	12/01/2042	10,000	11,594,300
Pennsylvania (State of) Economic Development Financing Agency (Forum Place); Series 2012, RB(d)(e)	5.00%	03/01/2022	1,750	1,892,572
Pennsylvania (State of) Economic Development Financing Authority (Amtrak); Series 2012 A, Ref. RB(k)	5.00%	11/01/2041	3,830	4,153,367
Pennsylvania (State of) Economic Development Financing Authority (Aqua Pennsylvania, Inc.); Series 2010 A, Ref. RB(k)	5.00%	12/01/2034	2,000	2,026,340
Pennsylvania (State of) Economic Development Financing Authority (Capital Region Parking System); Series 2013, RB	6.00%	07/01/2053	3,280	3,843,045
Pennsylvania (State of) Economic Development Financing Authority (Covanta Holding Corp.); Series 2019 A, RB(h)(k)	3.25%	08/01/2039	2,600	2,170,688
Pennsylvania (State of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. RB(k)	5.50%	11/01/2044	2,365	2,377,747
Pennsylvania (State of) Economic Development Financing Authority (PA Bridges Finco L.P.); Series 2015, RB(k)	5.00%	12/31/2034	2,760	2,983,257
Pennsylvania (State of) Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement); Series 2015, RB(k)	5.00%	12/31/2038	1,640	1,754,128
Pennsylvania (State of) Higher Educational Facilities Authority (AICUP Financing Program-Del Valley College); Series 2012, RB	5.00%	11/01/2027	1,650	1,659,603
Pennsylvania (State of) Higher Educational Facilities Authority (Drexel University); Series 2016, Ref. RB	5.00%	05/01/2035	3,590	3,984,433
Pennsylvania (State of) Higher Educational Facilities Authority (Edinboro University Foundation); Series 2010, RB(d)(e)	6.00%	07/01/2020	1,000	1,004,460
Pennsylvania (State of) Higher Educational Facilities Authority (La Salle University); Series 2012, RB	5.00%	05/01/2042	3,320	3,322,855
Pennsylvania (State of) Higher Educational Facilities Authority (St. Joseph’s University); Series 2010 A, RB(d)	5.00%	11/01/2040	5,000	5,097,550
Pennsylvania (State of) Higher Educational Facilities Authority (State System Higher Education); Series 2010 AL, RB	5.00%	06/15/2021	1,230	1,233,875
Pennsylvania (State of) Higher Educational Facilities Authority (Temple University); First Series 2012, RB	5.00%	04/01/2042	2,430	2,583,090
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania (State of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2015, Ref. RB	5.25%	09/01/2050	$ 3,155	$ 3,413,331
Pennsylvania (State of) Higher Educational Facilities Authority (University of Pennsylvania Health System);
Series 2017 A, RB	5.00%	08/15/2042	3,925	4,616,860
Series 2019, RB	4.00%	08/15/2049	2,000	2,196,420
Pennsylvania (State of) Higher Educational Facilities Authority (University Properties, Inc.); Series 2010, RB	5.00%	07/01/2042	3,320	3,324,349
Pennsylvania (State of) Housing Finance Agency; Series 2019-131 A, Ref. RB	3.10%	10/01/2044	2,500	2,636,100
Pennsylvania (State of) Turnpike Commission;
Second Series 2017, Ref. RB	5.00%	12/01/2038	2,710	3,185,686
Second Series 2017, Ref. RB	5.00%	12/01/2041	700	817,565
Series 2009 C, RB (INS - AGM)(i)(l)	6.25%	06/01/2033	5,840	7,530,388
Series 2009 E, RB(l)	6.37%	12/01/2038	720	900,425
Series 2014, Ref. RB	5.00%	12/01/2034	1,500	1,748,490
Series 2018 A-2, RB	5.00%	12/01/2043	1,965	2,342,909
Series 2018 B, RB	5.25%	12/01/2048	2,370	2,831,913
Series 2019 A, RB	5.00%	12/01/2044	1,000	1,180,020
Series 2019 A, RB (INS - AGM)(i)	4.00%	12/01/2049	1,305	1,437,392
Subseries 2010 A-2, RB(d)(e)(l)	5.50%	12/01/2020	370	379,683
Subseries 2010 A-2, Ref. RB(d)(e)(l)	5.50%	12/01/2020	1,695	1,739,358
Subseries 2010 B-2, RB(d)(e)(l)	5.00%	12/01/2020	695	711,638
Subseries 2010 B-2, RB(d)(e)(l)	5.00%	12/01/2020	375	383,978
Subseries 2010 B-2, RB(d)(e)(l)	5.13%	12/01/2020	1,500	1,536,855
Subseries 2010 B-2, Ref. RB(d)(e)(l)	5.00%	12/01/2020	805	824,272
Subseries 2017 B-1, RB	5.25%	06/01/2047	3,000	3,446,460
Pennsylvania State University; Series 2016 A, RB	5.00%	09/01/2041	3,245	3,864,470
Pennsylvania Turnpike Commission; Series 2014 A-3, RB(m)	0.00%	12/01/2041	3,000	1,507,530
Philadelphia (City of), PA;
Ninth Series 2010, RB(d)(e)	5.00%	08/01/2020	1,500	1,511,970
Ninth Series 2010, RB(d)(e)	5.25%	08/01/2020	1,400	1,411,746
Ninth Series 2010, RB	5.25%	08/01/2040	2,210	2,227,636
Series 2010 C, RB(d)(e)	5.00%	08/01/2020	2,135	2,152,037
Series 2010 C, RB(d)(e)	5.00%	08/01/2020	615	619,852
Series 2011, GO Bonds(d)(e)	6.00%	08/01/2020	2,000	2,019,160
Series 2014 A, Ref. GO Bonds	5.25%	07/15/2034	1,000	1,156,090
Series 2017 A, RB(b)(f)	5.25%	10/01/2052	7,405	8,943,463
Series 2017 A, Ref. GO Bonds	5.00%	08/01/2036	2,550	3,133,746
Series 2017 B, Ref. RB(k)	5.00%	07/01/2047	3,000	3,360,330
Series 2017, Ref. GO Bonds	5.00%	08/01/2041	3,120	3,788,866
Series 2019 A, Ref. GO Bonds	5.00%	08/01/2031	100	136,281
Series 2019 B, GO Bonds	5.00%	02/01/2039	1,000	1,250,810
Philadelphia (City of), PA Authority for Industrial Development (Independence Charter School - West); Series 2019, RB	5.00%	06/15/2050	1,025	960,046
Philadelphia (City of), PA Authority for Industrial Development (The Childrens Hospital of Philadelphia); Series 2014 A, RB(b)	5.00%	07/01/2042	6,000	6,671,040
Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group);
Series 2017, Ref. RB	5.00%	07/01/2042	1,525	1,341,344
Series 2017, Ref. RB	5.00%	07/01/2049	3,500	2,974,440
Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority (Children’s Hospital of Philadelphia); Series 2011, RB	5.00%	07/01/2041	2,000	2,062,820
Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority (Temple University Health System);
Series 2017, Ref. RB	5.00%	07/01/2032	1,980	2,184,395
Series 2017, Ref. RB	5.00%	07/01/2034	1,000	1,090,850
Philadelphia (City of), PA Industrial Development Authority (Architecture & Design Charter High School); Series 2013, RB(n)	6.12%	03/15/2043	1,915	1,915,000
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Philadelphia (City of), PA Industrial Development Authority (Discovery Charter School);
Series 2012, RB	5.88%	04/01/2032	$ 1,140	$ 1,155,162
Series 2012, RB	6.25%	04/01/2037	500	506,745
Philadelphia (City of), PA Industrial Development Authority (First Philadelphia Preparatory Charter School); Series 2014 A, RB	7.00%	06/15/2033	3,125	3,450,344
Philadelphia (City of), PA Industrial Development Authority (Global Leadership Academy Charter School); Series 2010, RB	6.37%	11/15/2040	1,000	1,006,600
Philadelphia (City of), PA Industrial Development Authority (Kipp Philadelphia Charter School); Series 2016 B, RB	5.00%	04/01/2046	2,360	2,201,172
Philadelphia (City of), PA Industrial Development Authority (MaST Charter School); Series 2010, RB(d)(e)	6.00%	08/01/2020	1,660	1,675,621
Philadelphia (City of), PA Industrial Development Authority (MaST I Charter School); Series 2016 A, Ref. RB	5.25%	08/01/2046	1,500	1,575,510
Philadelphia (City of), PA Industrial Development Authority (New Foundations Charter School); Series 2012, RB(d)(e)	6.62%	12/15/2022	1,250	1,444,425
Philadelphia (City of), PA Industrial Development Authority (Performing Arts Charter School); Series 2013, RB(h)	6.50%	06/15/2033	3,055	3,059,980
Philadelphia (City of), PA Industrial Development Authority (University of the Arts); Series 2017, Ref. RB(h)	5.00%	03/15/2045	1,960	1,882,894
Philadelphia (City of), PA Parking Authority; Series 1999 A, RB (INS - AMBAC)(i)	5.25%	02/15/2029	1,645	1,651,267
Philadelphia (State of) Authority for Industrial Development (Cultural and Commercials Corridors); Series 2016, Ref. RB	5.00%	12/01/2031	3,160	3,809,032
Philadelphia (State of) Authority for Industrial Development (Temple University); First Series 2015, Ref. RB	5.00%	04/01/2045	1,970	2,230,749
Philadelphia School District; Series 2007 A, Ref. GO Bonds (INS - NATL)(i)	5.00%	06/01/2025	1,965	2,352,341
Pittsburgh (City of) & Allegheny (County of), PA Sports & Exhibition Authority; Series 2010, Ref. RB (INS - AGM)(i)	5.00%	02/01/2035	1,000	1,003,700
Pittsburgh (City of) & Allegheny (County of), PA Sports & Exhibition Authority (Regional Asset District); Series 2010, Ref. RB (INS - AGM)(i)	5.00%	02/01/2031	3,235	3,248,652
Pittsburgh (City of), PA Water & Sewer Authority;
Series 2013 A, Ref. RB	5.00%	09/01/2031	1,250	1,422,550
Series 2019 A, RB (INS - AGM)(i)	5.00%	09/01/2044	2,255	2,823,553
School District of Philadelphia (The); Series 2019 A, GO Bonds	5.00%	09/01/2044	1,000	1,213,540
Southeastern Pennsylvania Transportation Authority; Series 2011, RB(d)(e)	5.00%	06/01/2021	2,480	2,595,965
State Public School Building Authority (Harrisburg School District); Series 2016 A, Ref. RB (INS - AGM)(i)	5.00%	12/01/2030	3,745	4,492,202
Susquehanna Area Regional Airport Authority; Series 2012 A, RB(k)	5.00%	01/01/2027	4,415	4,423,742
Union (County of), PA Hospital Authority (Evangelical Community Hospital); Series 2011, Ref. RB(d)(e)	7.00%	08/01/2021	3,000	3,231,120
Washington (County of), PA Redevelopment Authority; Series 2018, Ref. RB	5.00%	07/01/2035	1,000	965,040
Washington (County of), PA Redevelopment Authority (Victory Centre); Series 2018, Ref. RB	5.00%	07/01/2028	750	752,940
West Cornwall Township Municipal Authority (Pleasant View Retirement Community); Series 2018 C, Ref. RB	5.00%	12/15/2048	3,670	3,216,608
West Shore Area Authority (Massiah Village); Series 2015 A, Ref. RB	5.00%	07/01/2035	1,500	1,470,375
Westmoreland (County of), PA Municipal Authority;
Series 2013, RB(d)(e)	5.00%	08/15/2023	2,000	2,301,460
Series 2013, RB(d)(e)	5.00%	08/15/2023	2,250	2,589,142
Wilkes-Barre (City of), PA Finance Authority (University of Scranton); Series 2010, RB(d)(e)	5.00%	11/01/2020	2,650	2,694,970
				480,156,734
Puerto Rico–4.78%
Children’s Trust Fund;
Series 2002, RB	5.63%	05/15/2043		1,115	1,119,683
Series 2005 A, RB(m)	0.00%	05/15/2050		17,475	2,572,320
Series 2005 B, RB(m)	0.00%	05/15/2055		7,700	616,616
Series 2008 A, RB(m)	0.00%	05/15/2057		7,170	392,558
Series 2008 B, RB(m)	0.00%	05/15/2057		30,000	881,700
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2012 A, RB	5.00%	07/01/2033		3,000	2,985,000
Series 2012 A, RB	5.75%	07/01/2037		2,500	2,537,500
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2007 VV, Ref. RB (INS - NATL)(i)	5.25%	07/01/2030		2,660	2,658,165
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Highway & Transportation Authority; Series 2007 N, Ref. RB (INS - AGC)(i)	5.25%	07/01/2034	$ 450	$ 479,821
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(m)	0.00%	07/01/2029	715	518,082
Series 2018 A-1, RB(m)	0.00%	07/01/2031	850	559,495
				15,320,940
Guam–4.21%
Guam (Territory of); Series 2011 A, RB	5.25%	01/01/2036		1,700	1,733,456
Guam (Territory of) (Section 30); Series 2016 A, Ref. RB	5.00%	12/01/2046		1,250	1,304,000
Guam (Territory of) International Airport Authority;
Series 2013 C, RB (INS - AGM)(i)(k)	6.00%	10/01/2034		1,550	1,713,184
Series 2013 C, RB(k)	6.25%	10/01/2034		1,500	1,542,690
Guam (Territory of) Power Authority;
Series 2010 A, RB(d)(e)	5.50%	10/01/2020		1,285	1,307,359
Series 2012 A, Ref. RB	5.00%	10/01/2034		1,700	1,749,453
Guam (Territory of) Waterworks Authority;
Series 2010, RB(d)(e)	5.62%	07/01/2020		3,000	3,013,020
Series 2014 A, Ref. RB	5.00%	07/01/2029		1,055	1,131,361
					13,494,523
Virgin Islands–1.87%
Virgin Islands (Government of) Port Authority; Series 2014 B, Ref. RB	5.00%	09/01/2044		970	917,174
Virgin Islands (Government of) Public Finance Authority; Series 2015, RB(h)	5.00%	09/01/2030		2,230	2,521,126
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note - Diageo); Series 2009 A, RB	6.63%	10/01/2029		2,040	1,785,510
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2009 B, Ref. RB	5.00%	10/01/2025		810	765,183
					5,988,993
TOTAL INVESTMENTS IN SECURITIES(o)–160.68% (Cost $497,950,771)					514,961,190
FLOATING RATE NOTE OBLIGATIONS–(19.61)%
Notes with interest and fee rates ranging from 0.66% to 0.76% at 05/31/2020 and contractual maturities of collateral ranging from 04/01/2028 to 10/01/2052(p)					(62,855,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(42.91)%					(137,516,537)
OTHER ASSETS LESS LIABILITIES–1.84%					5,906,549
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%					$320,496,202
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
COP	– Certificates of Participation
GO	– General Obligation
INS	– Insurer
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
USD	– U.S. Dollar
VRD	– Variable Rate Demand
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Value Municipal Income Trust

Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Underlying security related to TOB Trusts entered into by the Trust.
(c)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2020.
(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(f)	Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $23,895,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(g)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2020.
(h)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2020 was $10,135,313, which represented 3.16% of the Trust’s Net Assets.
(i)	Principal and/or interest payments are secured by the bond insurance company listed.
(j)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(k)	Security subject to the alternative minimum tax.
(l)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(m)	Zero coupon bond issued at a discount.
(n)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(o)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Municipal Corp.	5.03%

(p)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2020. At May 31, 2020, the Trust’s investments with a value of $108,718,170 are held by TOB Trusts and serve as collateral for the $62,855,000 in the floating rate note obligations outstanding at that date.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Value Municipal Income Trust

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$513,046,190	$1,915,000	$514,961,190
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Trust’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Trust and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Pennsylvania Value Municipal Income Trust